Consolidated Statements of Cash Flows Consolidated Statements of Cash Flows - Supplemental Disclosures - USD ($)	8 Months Ended		12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 26, 2020	Apr. 30, 2019	Apr. 30, 2018
Income Taxes Paid, Net	$ 4,180,000	$ 1,577,000	$ 49,825,000	$ 2,734,000	$ 3,383,000
Interest Paid, Excluding Capitalized Interest, Operating Activities	1,140,000	4,031,000	1,858,000	4,031,000	7,393,000
Payments to Acquire Software	0	0	5,025,000	0	0
Payment of Financing and Stock Issuance Costs	0	0	31,013,000	0	0
Taxes Receivable Agreement, Other long Term Liabilities	0	0	16,775,000	0	0
Cash and cash equivalents	30,868,000		148,780,000
Restricted Cash, Noncurrent	5,564,000		0
Restricted Cash and Cash Equivalents	45,146,000		151,502,000
Supplemental disclosures of cash flow information:
Accrued capitalized software costs included in accounts payable	1,140,000	$ 4,031,000	1,858,000	$ 4,031,000	$ 7,393,000
Discontinued Operations, Held-for-sale | Liberty Tax [Member]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	$ 8,714,000		$ 2,722,000